Revenue - Schedule of contract balances (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Trade accounts receivables	€ 26,377,820	€ 25,224,456	€ 28,348,708
Contract liabilities	190,154	334,123	€ 38,427
Contract assets		€ 715,962
Contract fulfilment cost assets	€ 237,347